Operating Leases	12 Months Ended
Dec. 31, 2024
Previously Reported [Member]
Operating Leases

Note 9 – Operating Leases

The Company is a party to various operating leases with rent ranging from $4,900 to $10,000 per month. All of the leases have remaining terms of less than one year. Lease expense for the Company’s operating leases is recognized on a straight-line basis over the lease terms.

The following table presents supplemental information about the Company’s operating leases and future minimum annual lease payments under its operating leases as of December 31, 2024.

Supplemental balance sheet information related to leases as of December 31, 2024 and 2023 is as follows:

	December 31, 2024	December 31, 2023
Assets:
Operating lease - right-of-use assets	$95,000	$3,926,000

Liabilities
Current
Current portion of operating leases	$92,000	$84,000
Operating lease liabilities, net of current portion	$-	$3,925,000

Supplemental statement of operations information related to operating leases is as follows:

	Twelve Months Ended	Nine Months Ended
	December 31, 2024	December 31, 2023
Operating lease expense as a component of general and administrative expenses	$489,000	$717,000

Supplemental cash flow information related to operating leases is as follows:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow paid for operating leases	$181,000	$656,000

Lease term and Discount Rate
Weighted average remaining lease term (years)	0.6	15.0
Weighted average discount rate	9.0%	12.0%

The following table summarizes information regarding lease maturities and balance due as follows:

Payments due by period	Amount
2025	$94,000
Less: Interest	2,000
Total operating lease liabilities
$92,000

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023